PROSPECTUS SUPPLEMENT                                   65874 10/00
dated October 9, 2000 to:

Putnam Investors Fund (the "fund")
Prospectuses dated November 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                    Since    Experience
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C. Beth Cotner             1995     1995 - Present         Putnam Management
Managing Director
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Manuel Weiss               1996     1987 - Present         Putnam Management
Managing Director
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Richard B. England         1996     1992 - Present         Putnam Management
Senior Vice President
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Anthony R. Sellitto, III   2000     2000 - Present         Putnam Management
Senior Vice President               Prior to Sept. 2000    Berger Associates
                                    Prior to Jan. 1998     Crestone Capital
                                                           Management
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